INCOME TAX	6 Months Ended
Jun. 30, 2025
INCOME TAX
INCOME TAX
19.	INCOME TAX

The statutory income tax rate for the Group’s major operating entities is 25% for the six months ended June 30, 2025 and 2024. The effective income tax rate for the six months ended June 30, 2025 and 2024 was (5.05%) and (0.08%), respectively. Due to the transfer of equity investments of Wuxi InfiMotion mentioned in note 2(c), a total of RMB98,452 (equivalent to US$13,705) income tax expense was recorded during the six months ended June 30, 2025. Due to the Group’s continuous loss-making status, valuation allowance was fully provided for deferred tax assets as of June 30, 2025 and December 31, 2024.